Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Unrecognized income tax benefit will decrease in the next twelve months	$ 16
Unrecognized tax benefits netted against deferred income taxes	58
Unrecognized tax benefits included within taxes payable	15
Accrued interest	$ 2	$ 2
U.S. federal statutory income tax rate	21.00%	35.00%
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	$ 0
Recognition of deferred tax assets due to U.S. tax reform	3
Deferred tax adjustment from U.S. tax reform	$ 67	$ 0	$ 0